SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common class A subject to redemption (Details) - Class A common stock subject to possible redemption - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share Line Items
Gross proceeds		$ 115,000,000
Proceeds allocated to Public Warrants		(5,290,000)
Class A common stock issuance at cost		(1,479,418)
Accretion of carrying value to redemption value	$ 261,474	7,919,418
Class A common stock subject to possible redemption	$ 116,411,474	$ 116,150,000